Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	4.39223%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,726,291.02

Principal:
Principal Collections	$14,800,121.99
Prepayments in Full	$6,384,463.00
Liquidation Proceeds	$218,792.10
Recoveries	$113,950.97
Sub Total	$21,517,328.06
Collections	$23,243,619.08

Purchase Amounts:
Purchase Amounts Related to Principal	$192,940.40
Purchase Amounts Related to Interest	$1,011.68
Sub Total	$193,952.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,437,571.16

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	37
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,437,571.16
Servicing Fee	$305,494.28	$305,494.28	$0.00	$0.00	$23,132,076.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,132,076.88
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$23,132,076.88
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$23,132,076.88
Interest - Class A-3 Notes	$514,093.25	$514,093.25	$0.00	$0.00	$22,617,983.63
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$22,253,183.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,253,183.63
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$22,053,214.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,053,214.38
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$21,908,071.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,908,071.80
Regular Principal Payment	$19,880,574.84	$19,880,574.84	$0.00	$0.00	$2,027,496.96
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,027,496.96
Residual Released to Depositor	$0.00	$2,027,496.96	$0.00	$0.00	$0.00
Total		$23,437,571.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,880,574.84
Total					$19,880,574.84

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,880,574.84	$38.98	$514,093.25	$1.01	$20,394,668.09	$39.99
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$19,880,574.84	$12.59	$1,224,005.08	$0.78	$21,104,579.92	$13.37

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$132,669,224.61	0.2601357	$112,788,649.77	0.2211542
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$307,609,224.61	0.1948201	$287,728,649.77	0.1822290

Pool Information
Weighted Average APR	5.571%	5.604%
Weighted Average Remaining Term	30.87	30.18
Number of Receivables Outstanding	19,108	18,488
Pool Balance	$366,593,140.95	$344,642,270.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$340,739,708.09	$320,529,870.19
Pool Factor	0.2116384	0.1989659

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$24,112,399.97
Targeted Overcollateralization Amount	$56,913,620.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$56,913,620.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		70	$354,553.30
(Recoveries)		101	$113,950.97
Net Loss for Current Collection Period			$240,602.33
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7876%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.4028%
Second Prior Collection Period			0.6126%
Prior Collection Period			0.5370%
Current Collection Period			0.8119%
Four Month Average (Current and Prior Three Collection Periods)			0.8411%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,840	$16,587,793.43
(Cumulative Recoveries)			$3,005,731.84
Cumulative Net Loss for All Collection Periods			$13,582,061.59
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7841%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,840.77
Average Net Loss for Receivables that have experienced a Realized Loss			$4,782.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.91%	242	$6,581,557.93
61-90 Days Delinquent	0.20%	28	$696,686.53
91-120 Days Delinquent	0.09%	8	$293,969.43
Over 120 Days Delinquent	0.19%	27	$659,853.74
Total Delinquent Receivables	2.39%	305	$8,232,067.63

Repossession Inventory:
Repossessed in the Current Collection Period		22	$742,839.69
Total Repossessed Inventory		33	$1,149,760.34

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4664%
Prior Collection Period			0.3977%
Current Collection Period			0.3408%
Three Month Average			0.4016%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4789%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	37

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	58	$1,466,880.15
2 Months Extended	99	$3,094,632.79
3+ Months Extended	29	$826,216.60

Total Receivables Extended	186	$5,387,729.54
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer